Long term Debt	12 Months Ended
Dec. 31, 2014
Long term Debt [Abstract]
Long term Debt
9.      Long term debt:
The table below presents outstanding amounts under the Company's bank loans and notes as of December 31, 2013 and 2014:

	2013	2014
Commerzbank $120,000 and $26,000 facilities	$82,530	$74,680
Credit Agricole Corporate and Investment Bank $70,000 facility	58,908	54,968
ABN AMRO Bank N.V. $31,000 facility	18,400	12,800
HSH Nordbank AG $64,500 facility	30,496	29,600
HSH Nordbank AG $35,000 facility	-	33,187
Deutsche Bank AG $39,000 facility	-	36,660
ABN $87,458 Facility	-	76,689
Deutsche Bank $85,000 Facility	-	82,708
HSBC $86,600 Facility	-	83,490
CEXIM $57,360 Facility	-	-
HSBC $20,000 Dioriga Facility	-	19,300
NIBC $32,000 Facility	-	-
BNP $32,480 Facility	-	32,480
Excel Vessel Bridge Facility	-	56,161
DVB $24,750 Facility	-	24,750
Excel Vessel CiT Facility	-	30,000
Sinosure Facility	-	-
Citi Facility	-	51,478
Heron Vessels Facility	-	24,567
DNB $120,000 Facility	-	88,275
8.00% 2019 Notes	-	50,000
	$190,334	$861,793

a)      Commerzbank $120,000 Facility:
On December 27, 2007, the Company entered into a loan agreement with Commerzbank AG for up to $120,000, in order to partially finance the acquisition cost of the second hand vessels, Star Gamma, Star Delta, Star Epsilon, Star Zeta, and Star Theta (the “Commerzbank $120,000 Facility”). The Commerzbank $120,000 Facility is secured by a first priority mortgage over the financed vessels. On June 10, 2009 and December 24, 2009, the loan agreement was amended to revise some of its economic terms for a period up to January 31, 2011, in view of the depressed conditions prevailing at the market at that time. Under the terms of this loan facility, the repayment of $120,000 is scheduled over a nine year term and is divided into two tranches. The first tranche of up to $50,000 is repayable in twenty-eight consecutive quarterly installments, commencing in January 2010, with: (i) the first four installments of $2,250 each, (ii) the next thirteen installments of $1,000 each, (iii) the remaining eleven installments of $1,300 each, and a final balloon payment of $13,700 payable together with the last installment. The second tranche of up to $70,000 is repayable in twenty-eight consecutive quarterly installments, commencing in January 2010, with: (i) the first four installments of $4,000 each, (ii) the remaining twenty-four installments of $1,750 each, and (iii) a final balloon payment of $12,000 payable together with the last installment.
b) Commerzbank $26,000 Facility:
On September 3, 2010 the Company entered into a loan agreement with Commerzbank AG for up to $26,000 in order to partially finance the acquisition cost of the second hand vessel, Star Aurora (the “Commerzbank $26,000 Facility”). The Commerzbank $26,000 Facility is secured by a first priority mortgage over the financed vessel. The loan is repayable over a six year period, in twenty-four consecutive quarterly installments of $950 each, commencing in December 2010, three months after the drawdown, and a final balloon payment of $3,200 payable together with the last installment.
Restructuring Agreement - Commerzbank $120,000 and $26,000 Facilities
On December 17, 2012, the Company executed a commitment letter with Commerzbank to amend the Commerzbank $120,000 Facility and the Commerzbank $26,000 Facility. The definitive documentation for the supplemental agreement (the “Commerzbank Supplemental”) was signed on July 1, 2013. Pursuant to the Commerzbank Supplemental, the Company paid Commerzbank a flat fee of 0.40% of the combined outstanding loans under the two facilities and agreed to (i) prepay Commerzbank $2,000 pro rata against the balloon payments of each facility (which was completed on December 31, 2012), (ii) raise $30,000 in equity (which condition was satisfied after the completion of the Company's rights offering in July 2013, which resulted in gross proceeds of $80,065 and its underwritten public offering in October, 2013, which resulted in gross proceeds of $70,840, (Note 10)), (iii) increase the vessel management services to cover at least ten third-party vessels by December 31, 2013 (which was satisfied as of December 31, 2013), (iv) increase the loan margins, (v) amend some of the financial covenants under the two facilities, (vi) defer 60% and 50% of the quarterly installments for the years ended December 31, 2013 and 2014 (the “Deferred Amounts”), to the balloon payments or to a payment in accordance with a cash sweep mechanism; (vi) include a semi-annual cash sweep mechanism, under which all earnings of the mortgaged vessels after operating expenses, dry docking provision, general and administrative expenses and debt service, if any, will be used as repayment of the Deferred Amounts; and (vii) not pay any dividends as long as Deferred Amounts are outstanding and/or until original terms are complied with. In the Commerzbank Supplemental, Commerzbank also agreed to waive an on-charter covenant for the Star Aurora in the Commerzbank $26,000 Facility until July 31, 2015.
c) Credit Agricole $70,000 Facility:
On January 20, 2011, the Company entered into a loan agreement with Credit Agricole Corporate and Investment Bank for a term loan up to $70,000 (the “Credit Agricole $70,000 Facility”) to partially finance the construction cost of the Company's two newbuildings, Star Borealis and Star Polaris, which were delivered to the Company in 2011. The Credit Agricole $70,000 Facility is secured by a first priority mortgage over the financed vessels and is divided into two tranches. The Company drew down $67,275 under this facility. The Credit Agricole $70,000 Facility is repayable in twenty eight consecutive quarterly installments, commencing three months after the delivery of each vessel, of $485.4 and $499.7, respectively, and a final balloon payment payable at maturity, of $19,558.2 (due August 2018) and $20,134 (due November 18) for the Star Borealis and Star Polaris tranches, respectively.
On May 20, 2013, the Company signed a waiver letter with Credit Agricole Corporate and Investment Bank in order to revise some of the financial covenants contained in the loan agreement for a period up to March 31, 2014, as well as to revise the dividend distribution related requirements so that Star Bulk Carriers Corp. shall not pay any dividends until March 31, 2014.
d) ABN AMRO Bank N.V. $31,000 Facility:
On July 21, 2011, the Company entered into a senior secured credit facility with ABN AMRO Bank N.V. (“ABN AMRO”) for $31,000 (the “ABN AMRO $31,000 Facility”), to partially finance the acquisition of the second-hand vessels Star Big and Star Mega. The ABN AMRO $31,000 Facility is secured by a first priority mortgage over the financed vessels. The borrowers under the ABN AMRO $31,000 Facility are the two vessel-owning subsidiaries that own the two vessels and Star Bulk Carriers Corp. is the guarantor. The ABN AMRO $31,000 Facility is repayable in 18 consecutive, quarterly installments, commencing three months after the initial borrowings in October 2011. The first 14 installments amount to $1,400 each and the remaining four installments amount to $625 each, and a final balloon payment of $8,900 is payable together with the last installment at the maturity date of January 2016.
On March 16, 2012, the Company and ABN AMRO amended the ABN AMRO $31,000 Facility under a first supplemental agreement (the “ABN $31,000 First Supplemental”). On April 2, 2013, the Company and ABN AMRO signed a second supplemental agreement (the “ABN $31,000 Second Supplemental” and, together with the ABN First Supplemental, the “ABN $31,000 Supplementals”). Under the ABN $31,000 Supplementals, the Company agreed to (i) revise the financial covenants until December 31, 2014, (ii) not pay dividends until December 31, 2014, and (iii) increase the margin by 50 bps, beginning on March 31, 2013, until the time the Company was able to raise at least $30,000 of additional equity. The Company paid the increased margin of 50 bps from March 31, 2013 until July 26, 2013, upon the completion of the Company's rights offering which resulted in net proceeds of $77,898 after deducting offering expenses of $2,167 (Note 10).
e) HSH Nordbank AG $64,500 Facility:
On October 3, 2011, the Company entered into a $64,500 secured term loan agreement (the “HSH Nordbank $64,500 Facility”) with HSH Nordbank AG (“HSH Nordbank”) to repay, together with cash on hand, certain existing debt. The borrowers under the HSH Nordbank $64,500 Facility are the vessel-owning subsidiaries that own the Star Cosmo, Star Kappa, Star Sigma, Star Omicron and Star Ypsilon, and Star Bulk Carriers Corp. is the guarantor. The borrowing under this new loan agreement together with $5,326 in cash was used to repay in full the Company's indebtedness under its old loan agreements with Piraeus Bank S.A.; a term loan of $150,000 dated April 14, 2008 and a term loan of $35,000 dated July 1, 2008, in 2011. This facility consists of two tranches. The first tranche of $48,500 (the “Supramax Tranche”) is repayable in 20 quarterly consecutive installments of $1,250 commencing in January 2012 and a final balloon payment of $23,500 payable at the maturity date of September 2016. The second tranche of $16,000 (the “Capesize Tranche”) was repayable in 12 consecutive, quarterly installments of $1,333, commencing in January 2012 and matured in September 2014.
The Company and HSH Nordbank signed a supplemental agreement (the “HSH Nordbank $64,500 Supplemental”) on July 17, 2013. Under the HSH Nordbank $64,500 Supplemental, the Company agreed to (i) defer a minimum of approximately $3,500 payments from January 1, 2013 until December 31, 2014, (ii) prepay HSH Nordbank $6,590 with pledged cash already held by HSH Nordbank, of which $3,500 was applied against the balloon payment of Supramax Tranche and $3,090 was applied pro rata against the eight quarterly repayment installments of the Supramax Tranche, starting with the scheduled repayment date in January 2013, (iii) amend some of the financial covenants until December 31, 2014, (iv) raise $20,000 in equity (which condition was satisfied after the completion of the Company's rights offering in July 2013, which resulted in gross proceeds of $80,065 and its underwritten public offering in October, 2013, which resulted in gross proceeds of $70,840 (Note 10)), (v) increase the loan margins from January 1, 2013 until December 31, 2014, (vi) include a semi-annual cash sweep mechanism, under which all earnings of the mortgaged vessels after operating expenses, dry docking provision, general and administrative expenses and debt service, if any, are to be used as prepayment to the balloon payment of the Supramax Tranche, and (vii) not pay any dividends until December 31, 2014 or later in case of a covenant breach. When the Company sold the Star Sigma in April 2013, the HSH Nordbank $64,500 Supplement also required the Company to use the proceeds from the sale to fully prepay the balance of the Capesize Tranche and use the remaining vessel sale proceeds of $4,123 to prepay a portion of the Supramax Tranche. As a result, the next seven scheduled quarterly installments commencing in April 2013 were reduced pro rata according to the prepayment from $813 to $224.
f) HSH Nordbank AG $35,000 Facility:
On February 6, 2014, the Company entered into a new $35,000 secured term loan agreement (the “HSH Nordbank $35,000 Facility”) with HSH Nordbank AG. The borrowings under this new loan agreement were used to partially finance the acquisition of second-hand vessels Star Challenger and Star Fighter. The HSH Nordbank $35,000 Facility is secured by a first priority mortgage over the financed vessels. The borrowers under the HSH Nordbank $35,000 Facility are the two vessel-owning subsidiaries that own the two vessels and Star Bulk Carriers Corp. is the guarantor. This facility matures in February 2021 and is repayable in 28 equal, consecutive, quarterly installments, commencing in May 2014, of $312.5 and $291.7 for the Star Challenger and Star Fighter, respectively, and a final balloon payment of $8,750 and $9,332.4, payable together with the last installments, for Star Challenger and Star Fighter, respectively.
g) Deutsche Bank AG $39,000 Facility:
On March 14, 2014, the Company entered into a new $39,000 secured term loan agreement with Deutsche Bank AG (the “Deutsche Bank $39,000 Facility”). The borrowings under this new loan agreement were used to partially finance the acquisition of the vessels Star Sirius and Star Vega. The Deutsche Bank $39,000 Facility is secured by a first priority mortgage over the financed vessels. The borrowers under the Deutsche Bank $39,000 Facility are the two vessel-owning subsidiaries that own the two vessels and Star Bulk Carriers Corp. is the guarantor. This facility consists of two tranches of $19,500 each and matures in March 2021. Each tranche is repayable in 28 equal, consecutive, quarterly installments of $390 each commencing in June 2014, and a final balloon payment of $8,580 payable at maturity.
h) Assumed debt as part of the Merger and the Pappas Transactions:
As a result of the July 2014 Transactions, the Company assumed, on July 11, 2014, an additional $208,237 aggregate principal amount consisting of the following debt agreements:
1) ABN $87,458 Facility
On August 1, 2013, Oceanbulk Shipping entered into a $34,458 credit facility with ABN AMRO, N.V. (the “ABN AMRO $87,458 Facility”) in order to partially finance the acquisition cost of the vessels Obelix and Maiden Voyage. The loans under the ABN AMRO $87,458 Facility were available in two tranches of $20,350 and $14,108. On August 6, 2013, Oceanbulk Shipping drew down the available tranches. On December 18, 2013, the ABN AMRO $87,458 Facility was amended to add an additional loan of $53,000 to partially finance the acquisition cost of the vessels Big Bang, Strange Attractor, Big Fish and Pantagruel. On December 20, 2013, Oceanbulk Shipping drew down the available tranches. The tranche under the ABN AMRO $87,458 Facility relating to vessel Obelix matures in September 2017, the one relating to vessel Maiden Voyage matures in August 2018 and those relating to vessels Big Bang, Strange Attractor, Big Fish and Pantagruel mature in December 2018. The tranches are repayable in quarterly consecutive installments ranging between $248 to $550 and a final balloon payment for each tranche at maturity, ranging between $2,500 and $12,813. The ABN AMRO $87,458 Facility is secured by a first-priority ship mortgage on the financed vessels, general assignments, charter assignments and, operating account assignments and was guaranteed by Oceanbulk Shipping LLC. Following the completion of the Merger, Star Bulk Carriers Corp. replaced Oceanbulk Shipping as guarantor of the ABN AMRO $87,458 Facility.
2) Deutsche Bank $85,000 Facility
On May 20, 2014, Oceanbulk Shipping entered into a loan agreement with Deutsche Bank AG Filiale Deutschlandgeschaft for the financing of an aggregate amount of $85,000 (the “Deutsche Bank $85,000 Facility”), in order to partially finance the construction cost of Magnum Opus, Peloreus and Leviathan. Each tranche matures five years after the drawdown date. The applicable tranches were drawn down concurrently with the deliveries of the financed vessels, in May, July and September 2014, respectively. Each loan is subject to 19 quarterly amortization payments equal to 1/60th of the loan amount, with the 20th payment equal to the remaining amount outstanding on the loan. The Deutsche Bank $85,000 Facility is secured by first priority cross-collateralized ship mortgages on the financed vessels, charter assignments and insurance and earnings assignments, and was originally guaranteed by Oceanbulk Shipping. On July 4, 2014, an amendment to the Deutsche Bank $85,000 Facility was executed in order to add ITF International Transport Finance Suisse AG as a lender and replace Oceanbulk Shipping with Star Bulk Carriers Corp. as guarantor of this facility.
3) HSBC $86,600 Facility
On June 16, 2014, Oceanbulk Shipping entered into a loan agreement with HSBC Bank plc. (the “HSBC $86,600 Facility”) for the financing of an aggregate amount of $86,600, to partially finance the acquisition cost of the second hand vessels Kymopolia, Mercurial Virgo, Pendulum, Amami and Madredeus. The loan, which was drawn in June 2014, matures in May 2019 and is repayable in 20 quarterly installments, commencing three months after the drawdown, of $1,555 plus a balloon payment of $55,500 due together with the last installment. The HSBC $86,600 Facility is secured by a first priority mortgage over the financed vessels and general and specific assignments and was originally guaranteed by Oceanbulk Shipping. On September 11, 2014, a supplemental agreement to the HSBC $86,600 Facility was executed in order to replace Oceanbulk Shipping with Star Bulk Carriers Corp. as guarantor of the HSBC $86,600 Facility.
4) CEXIM $57,360 Facility
On June 26, 2014, Oceanbulk Shipping entered into a loan agreement with the Export-Import Bank of China (the “CEXIM $57,360 Facility”) for the financing of an aggregate amount of $57,360, which will be available in two tranches of $28,680 each, to partially finance the construction cost of two Capesize bulk carriers currently under construction at SWS (Hulls HN 1312 (tbn Bruno Mars) and HN 1313 (tbn Jenmark)), with expected delivery in April and May 2015, respectively. Each tranche will mature ten years from the delivery date of the last delivered financed vessel and will be repayable in 20 semi-annual installments of $1,147 plus a balloon payment of $5,736, with the first installment being due on the first January 21 or July 21 six months after the delivery of each vessel. The CEXIM $57,360 Facility will be secured by first priority cross-collateralized ship mortgages on the financed vessels, charter assignments and insurance and earnings assignments, and is guaranteed by Oceanbulk Shipping.
5) HSBC $20,000 Dioriga Facility
On April 14, 2014, Dioriga Shipping Co. entered into a loan agreement with HSBC Bank plc (the “HSBC $20,000 Dioriga Facility”) for $20,000 to partially finance the construction cost of Tsu Ebisu, which was delivered in April 2014. The HSBC $20,000 Dioriga Facility will mature in March 2019 and will be repayable in 20 quarterly installments of $350 each, commencing three months after the drawdown, plus a balloon payment of $13,000 due together with the last installment. The HSBC $20,000 Dioriga Facility is secured by a first priority mortgage over the financed vessel and general and specific assignments. On October 3, 2014, a supplemental agreement to the HSBC $20,000 Dioriga Facility was executed in order for Star Bulk Carriers Corp. to become the guarantor of the HSBC $20,000 Dioriga Facility and to include covenants similar to those of the Company's other vessel financing facilities.
During July 2014, the Company obtained the consent of the various relevant lenders to complete the July 2014 Transactions.
i) NIBC $32,000 Facility:
On November 7, 2014, the Company and NIBC Bank N.V. entered into an agreement with respect to a credit facility (the “NIBC $32,000 Facility”) for the financing of an aggregate amount of $32,000, which will be available in two tranches of $16,000, to partially finance the construction cost of two Ultramax bulk carriers currently under construction by Japan Marine United Corporation (Hulls HN 5040 (tbn Star Acquarius) and HN 5043 (tbn Star Pisces)), with expected delivery in May and July 2015, respectively. The facility will mature in November, 2020. Each tranche is expected to be drawn concurrently with the delivery of the relevant vessel and will be repayable in consecutive quarterly installments of $267.5, commencing three months after the drawdown, plus a balloon payment of $10,382.5, for each of HN 5040 ( tbn Star Acquarius) and HN 5043 (tbn Star Pisces), both due in November 2020. The NIBC $32,000 Facility is secured by a first priority cross collateralized mortgage over the financed vessels and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.

j) BNP $32,480 Facility:
On July 31, 2014, Positive Shipping Company, a subsidiary of Star Bulk following the completion of the Pappas Transaction, executed a binding term sheet with BNP Paribas (the “BNP $32,480 Facility”) for the financing of an amount up to $32,500 to partially finance the construction cost of its Capesize bulk carrier under construction by Japan Marine United Corporation (Hull HN 5016, tbn Indomitable). Definitive agreement relating to this facility was executed on December 3, 2014 and the amount of $32,480 was drawn in December 2014, in anticipation of the delivery of the Indomitable to the Company on January 8, 2015 (Note 20). The facility will be repaid in 20 equal, consecutive, quarterly principal payments of $537.2 each, with the first becoming due and payable three months from the drawdown date and a balloon installment of $21,737 payable simultaneously with the 20th installment, which is due in December 2019. The BNP $32,480 Facility is secured by a first priority mortgage over the financed vessel and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.
k) Excel Vessel Bridge Facility (Note 3 and Note 20):
On August 19, 2014, the Company, through Unity Holdings LLC (“Unity”), a fully owned subsidiary, entered into a $231,000 Senior Secured Credit Agreement, among Unity, as Borrower, the initial lenders named therein, as Initial Lenders, affiliates of Oaktree and Angelo Gordon as Lenders, and Wilmington Trust National Association, as Administrative Agent. The Company has used borrowings under the Excel Vessel Bridge Facility to fund portion of the cash consideration for the Excel Vessels. The Excel Vessel Bridge Facility is secured (i) by a first priority mortgage on all the Excel Vessels, except those that have been refinanced by the DNB $120,000 Facility and the Citi Facility (see below o) and r)) and financed by the DVB $24,750 Facility (see below l)); and (ii) by a second priority mortgage on those vessels financed by the Excel Vessel CiT Facility (see below m). The Excel Vessel Bridge Facility matures in February 2016, with mandatory prepayments of $6,000, each due in March, June and September 2015. Unity, Star Bulk, and each individual vessel-owning subsidiary of Unity are guarantors under the Excel Vessel Bridge Facility. As of December 31, 2014, 28 of the Excel Vessels had been delivered to the Company, and an amount of $195,914 had been drawn under the Excel Vessel Bridge Facility, of which an amount of $139,753 was prepaid from proceeds from the Citi Facility and the DNB $120,000 Facility (discussed below), with such prepayment being applied in direct order of maturity according to the provisions of the Excel Vessel Bridge Facility (Note 20f).
As of December 31, 2014, the classification of the Excel Vessel Bridge Facility, in the accompanying balance sheet was made according to the repayment schedules of the Citi Facility and DNB $120,000 Facility.
l) DVB $24,750 Facility:
On October 31, 2014, as part of the Excel Transactions, the Company acquired 100% of the equity interests of Christine Shipco LLC, which is the owner of the vessel Christine (tbr Star Martha), one of the 34 Excel Vessels. In order to finance this acquisition, the Company entered into a credit facility with DVB Bank SE, Frankfurt (the “DVB $24,750 Facility”). Definitive documentation for the DVB $24,750 Facility was signed on October 30, 2014, and on October 31, 2014 the Company drew $24,750 to pay Excel the related cash consideration. The DVB $24,750 Facility will be repaid in 24 consecutive, quarterly principal payments of $900 for each of the first four quarters and of $450 for each of the remaining 20 quarters, with the first becoming due and payable three months from the drawdown date, and a balloon payment of $12,150 payable simultaneously with the last quarterly installment, which is due in October 2020. The DVB $24,750 Facility is secured by a first priority pledge of the membership interests of the Christine Shipco LLC and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.
m) Excel Vessel CiT Facility:
On December 9, 2014, the Company entered into a new credit facility with CiT Finance LLC (the “Excel Vessel CiT Facility”) for an amount up to $30,000 to partially finance the acquisition of 11 of the older Excel Vessels. The Excel Vessel CiT Facility is secured on a first-priority basis by these 11 vessels, which the Company has acquired or is acquiring under the Excel Vessel Purchase Agreement, consisting of nine Panamax and two Handymax vessels (the “Excel Collateral Vessels”). Pursuant to an intercreditor agreement executed among the lenders under the Excel Vessel Bridge Facility and Excel Vessel CiT Facility, the Excel Collateral Vessels will also secure the Excel Vessel Bridge Facility on a second-priority basis. The Company drew $30,000 under the Excel Vessel CiT Facility on December 10, 2014. The borrowers under the Excel Vessel CiT Facility are the various vessel-owning subsidiaries that own the Excel Collateral Vessels and Star Bulk Carriers Corp. will be the guarantor. The Excel Vessel CiT Facility will mature in December 2016 and will be subject to quarterly amortization payments of $500, commencing on March 31, 2015, with a balloon payment equal to the outstanding amount under the Excel Vessel CiT Facility payable simultaneously with the last quarterly installment.
n) Sinosure Facility:
On December 22, 2014, the Company executed a binding term sheet with Deutsche Bank (China) Co., Ltd. Beijing Branch and HSBC Bank plc (the “Sinosure Facility”) for the financing of an aggregate amount of up to $156,453 to partially finance the construction cost of eight of its Ultramax bulk carriers (Hulls HN NE 164 (tbn Honey Badger), HN NE 165 (tbn Wolverine), HN NE 196 (tbn Star Antares), HN NE 197 (tbn Star Lutas), HN 1080 (tbn Kennadi), HN 1081 (tbn Mackenzie), HN 1082 (tbn Night Owl), HN 1083 (tbn Early Bird)) (the “Sinosure Financed Vessels”), which are currently under construction by Jiangsu Yangzijiang Shipbuilding Co. Ltd and Nantong COSCO KHI Ship Engineering Co. Ltd., with expected deliveries between February 2015 and November 2015. The financing will be available in eight separate tranches, one for each Sinosure Financed Vessel, and will be credit insured (95%) by China Export & Credit Insurance Corporation. The final loan documentation was signed on February 11, 2015 (Note 20). Each tranche, which will be documented by a separate credit agreement, will mature twelve years after each drawdown and will be repaid in 48 equal and consecutive quarterly installments. The Sinosure Facility will be secured by a first priority cross collateralized mortgage over the Sinosure Financed Vessels and general and specific assignments and will be guaranteed by Star Bulk Carriers Corp.
o) Citi Facility:
On December 22, 2014, the Company entered into a new credit facility with Citibank, N.A., London Branch (the “Citi Facility”) to provide financing in an amount of up to $100,000, in lieu of the Excel Vessel Bridge Facility, in connection with the acquisition of vessels Sandra (tbr Star Pauline), Lowlands Beilun (tbr Star Despoina), Star Angie, Star Sophia, Star Georgia, Star Kamila and Iron Kalypso (tbr Star Nina), which are seven of the Excel Vessels the Company has acquired or is acquiring (the “Citi Financed Excel Vessels”). The first tranche of $51,477.5 was drawn on December 23, 2014, and the second tranche of $42,627.5 was drawn on January 21, 2015. The Company used amounts drawn under the Citi Facility to repay portion of the Excel Vessel Bridge Facility in respect of those Citi Financed Excel Vessels. The Citi Facility matures on December 30, 2019. The Citi Facility will be repaid in 20 equal, consecutive, quarterly principal payments of $3,388, with the first installment due on March 30, 2015, with a balloon installment of $26,349 payable simultaneously with the 20th quarterly installment. The Citi Facility is secured by a first priority mortgage over the Citi Financed Excel Vessels and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.
p) Heron Vessels Facility:
In November 2014, the Company entered into a secured term loan agreement with CiT Finance LLC, in the amount of up to $25,311 ( the “Heron Vessels Facility”), in order to partially finance the acquisition cost of the two Heron Vessels, Star Gwyneth and Star Angelina. The drawdown of the financed amount incurred in December 2014, when the Company took delivery of the Heron Vessels. The facility matures on June 30, 2019, and is repayable in 19 equal consecutive, quarterly principal payments of $744.4 (with the first becoming due and payable on December 31, 2014), with a balloon installment payable at maturity equal to the then outstanding amount of the loan. The facility is secured by a first priority mortgage over the financed vessels and general and specific assignments and is guaranteed by Star Bulk Carrier Corp.
q) DNB $120,000 Facility:
On December 29, 2014, the Company entered into an agreement with DNB Bank ASA as facility agent, security agent account bank and bookrunner, DNB Bank ASA, NIBC Bank N.V and Skandinaviska Enskilda Banken AB as original lenders, mandated lead arrangers and hedge counterparties (the “DNB $120,000 Facility”), to provide financing for up to $120,000, in lieu of the Excel Vessel Bridge Facility, in connection with the acquisition of vessels Star Nasia, Iron Beauty (tbr Star Monisha), Star Eleonora, Star Danai, Star Renee, Star Markella, Star Laura, Star Moira, Ore Hansa (tbr Star Jennifer), Star Mariella, Star Helena and Star Maria, which are twelve of the Excel Vessels the Company has acquired (the “DNB Financed Excel Vessels”). The Company drew $88,275 on December 30, 2014, $9,515 in January, 2015, and $9,507 in February 2015 (Note 20). The Company used amounts drawn under the DNB $120,000 Facility to repay portion of the amounts drawn under the Excel Vessel Bridge Facility relating to the DNB Financed Excel Vessels. The DNB $120,000 Facility matures in December 2019 and is repayable in 20 equal, consecutive, quarterly principal payments of $4,374, with the first installment due in March 2015, and a balloon installment of $29,160 payable simultaneously with the 20th installment. The DNB $120,000 Facility is secured by a first priority mortgage over the DNB Financed Excel Vessels and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.
r) Issuance of the 8.00% 2019 Notes:
On November 6, 2014, the Company issued $50,000 aggregate principal amount of 8.00% Senior Notes due 2019 (the “2019 Notes”). The net proceeds were $48,425. The 2019 Notes mature in November 2019 and are senior, unsecured obligations of Star Bulk Carriers Corp. The 2019 Notes are not guaranteed by any of the Company's subsidiaries.
The 2019 Notes bear interest at a rate of 8.00% per year, payable quarterly in arrears on each February 15, May 15, August 15 and November 15, commencing on February 15, 2015.
The Company may redeem the 2019 Notes, in whole or in part, at any time on or after November 15, 2016 at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date. Prior to November 15, 2016, the Company may redeem the 2019 Notes, in whole or in part, at a price equal to 100% of their principal amount plus a make-whole premium and accrued and unpaid interest to the date of redemption. In addition, the Company may redeem the 2019 Notes in whole, but not in part, at any time, at a redemption price equal to 100% of their principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date, if certain events occur involving changes in taxation.
The indenture governing the 2019 Notes contains customary terms and covenants, including that upon certain events of default occurring and continuing, either the trustee or the holders of not less than 25% in aggregate principal amount of the 2019 Notes then outstanding may declare the entire principal amount of all the 2019 Notes plus accrued interest, if any, to be immediately due and payable. Upon certain change of control events, the Company is required to offer to repurchase the 2019 Notes at a price equal to 101% of their principal amount, plus accrued and unpaid interest to, but not including, the date of redemption. If the Company receives net cash proceeds from certain asset sales and does not apply them within a specified deadline, the Company will be required to apply those proceeds to offer to repurchase the 2019 Notes at a price equal to 101% of their principal amount, plus accrued and unpaid interest to, but not including, the date of redemption.
The Company's outstanding credit facilities generally contain customary affirmative and negative covenants, on a subsidiary level, including limitations to:
  incur additional indebtedness, including the issuance of guarantees;
  create liens on its assets;
  change the flag, class or management of its vessels or terminate or materially amend the management agreement relating to each vessel;
  sell its vessels;
  merge or consolidate with, or transfer all or substantially all its assets to, another person; or
  enter into a new line of business.

In addition, under certain of its loan agreements, the Company is not allowed to pay dividends or distributions until the later of i) March 31, 2015 and ii) the repayment of the deferred amounts under Commerzbank $120,000 and $26,000 facilities. In any event, the Company may not pay dividends or distributions if an event of default has occurred and is continuing or would result from such dividend or distribution.
Furthermore, the Company's credit facilities contain financial covenants requiring the Company to maintain various financial ratios, including:
•      a minimum percentage of aggregate vessel value to loans secured;
•      a maximum ratio of total liabilities to market value adjusted total assets;
•      a minimum EBITDA to interest coverage ratio;
•      a minimum liquidity; and
•      a minimum equity ratio

As of December 31, 2014, the Company was required to maintain minimum liquidity, not legally restricted, of $35,400, which is included within “Cash and cash equivalents” in the accompanying 2014 balance sheet. In addition, as of December 31, 2013 and 2014, the Company was required to maintain minimum liquidity, legally restricted, of $2,482 and $13,972, respectively, which is included within “Restricted cash” in the accompanying balance sheets. An amount of $9,250 representing minimum liquidity, not legally restricted, as of December 31, 2013, was initially classified as “Restricted cash” in the prior year financial statements. The Company has reclassified this amount from “Restricted cash” to “Cash and cash equivalents” in the accompanying 2013 balance sheet.
As of December 31, 2013 and 2014, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements, including the Excel Vessel Bridge Facility and the 2019 Notes.
The weighted average interest rate related to the Company's existing debt (including the margin) as of December 31, 2012, 2013 and 2014 was 2.92%, 3.34% and 3.53%, respectively.
The principal payments required to be made after December 31, 2014, for all the then outstanding debt, are as follows:

Years	Amount
December 31, 2015	$96,485
December 31, 2016	229,040
December 31, 2017	69,894
December 31, 2018	126,895
December 31, 2019	283,366
December 31, 2020 and thereafter	56,113
Total (including Excel Vessel Bridge Facility and 8.00% 2019 Notes)	$861,793
Excluding Excel Vessel Bridge Facility presented separately in the balance sheet (Note 3)	56,161
Excluding 8.00% 2019 Notes	50,000
Total Long term debt	$755,632
Long term debt - current portion	$88,317
Long term debt - non-current portion	$667,315

At December 31, 2014, all of the Company's owned vessels, having a net carrying value of $1,441,086, were subject to first-priority mortgages as collateral to its loan facilities and eight of the Company's owned vessels, having a net carrying value of $57,967 were also subject to second-priority mortgages as collateral to its loan facilities, as described in (k) and (m) above.
All of the Company's bank loans bear interest at LIBOR plus a margin. The amounts of “Interest and finance costs” included in the accompanying consolidated statements of operations are analyzed as follows

	2012	2013	2014
Interest on long term debt	$7,167	$6,786	$15,362
Less: Interest capitalized	—	(633)	(7,838)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive loss	—	—	1,055
Amortization of deferred finance charges	502	522	681
Other bank and finance charges	169	139	315
Interest and finance costs	$7,838	$6,814	$9,575

In connection with the partial prepayment of Excel Vessel Bridge Facility, an amount of $652 of unamortized deferred finance charges, was written off and included under “Loss on debt extinguishment” in the accompanying consolidated statement of operations for the year ended December 31, 2014.